Derivative financial liabilities - Convertible Senior Secured Notes (Details) £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
Financial liabilities
Beginning balance	£ 143,918
Ending balance	122,394
Convertible Senior Secured Notes | Mudrick
Financial liabilities
Beginning balance	115,247
Fair value movements	(16,510)
In-kind interest paid	7,963
Exchange differences on translation	(5,866)
Ending balance	£ 100,834